ENTITY WIDE DISCLOSURES (Schedule of Customers who Accounted For Over 10% of Total Consolidated Revenues) (Details) - Revenue [Member] - Customer Concentration Risk [Member]	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Customer A [Member]
Product Information [Line Items]
Sales of manufactured products	10.70%	13.50%	12.20%	14.40%
Customer B [Member]
Product Information [Line Items]
Sales of manufactured products	18.80%	11.90%	16.00%	11.00%